Registration Nos. 333-198810

811-22998

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 10	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 13

(Check appropriate box or boxes)

CSOP ETF TRUST

(Exact Name of Registrant as Specified in Charter)

2801-2803, Two Exchange Square,

8 Connaught Place

Central, Hong Kong

(Address of Principal Executive Offices) (Zip Code)

852 3406-5628

Registrant’s Telephone Number, including Area Code:

The Corporation Trust Company

1203 Orange Street

Wilmington, Delaware  19801

(Name and Address of Agent for Service)

Copies to:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004-2541

Attn: Laura E. Flores, Esq.

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	On (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: The sole purpose of this Post-Effective Amendment (“PEA”) No. 10 to the Registration Statement of CSOP ETF Trust (the “Trust”) is to file as an exhibit to the Trust’s registration statement, the risk/return summary information for CSOP FTSE China A50 ETF and CSOP MSCI China A International Hedged ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant (certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and) has duly caused this Post-Effective Amendment No. 10 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in Hong Kong on the 19th day of February, 2019.

CSOP ETF TRUST

By: /s/ Ding Chen
Ding Chen, President (Principal Executive
Officer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Ding Chen
Ding Chen*	Trustee and President (Principal Executive Officer)	February 19, 2019

/s/ Chen Chia Ling
Chen Chia Ling*	Trustee	February 19, 2019

/s/ Karl Otto Hartmann
Karl Otto Hartmann*	Trustee	February 19, 2019

/s/ Monique Labbe
Monique Labbe	(Principal Financial Officer)	February 19, 2019

/s/ Michelle Wong
* Michelle Wong, Attorney-In-Fact, pursuant to power of attorney

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase